Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements and Going Concern	6 Months Ended
Jun. 30, 2026
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements and Going Concern
2.
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED interim FINANCIAL STATEMENTS AND GOING CONCERN

As of and for the six months ended June 30, 2026, the Group had reported a net loss of $8.8 million, and accumulated losses of $720.5 million and net current liabilities of $9.6 million. The Group regularly monitors its current and expected liquidity requirements and, as needed, updates its operating plans, to ensure that it maintains sufficient cash balances to meet its liquidity requirements in the short and long term.

Based on our evaluation of conditions and events as of June 30, 2026, management has determined that substantial doubt exists about the Company’s ability to continue as a going concern. As of that date, we had cash and cash equivalents of $1.0 million, a history of recurring losses and negative shareholders’ equity, and limited liquidity relative to our operating requirements. Although we implemented cost-reduction initiatives beginning in early 2024 and continuing through 2026, and expect liquidity support from financing activities and strategic partnerships, our existing cash resources are not sufficient to meet our obligations as they come due for at least twelve months from the end of the reporting period. Management’s plans to address this shortfall include raising additional capital through equity or debt financing and generating cash inflows from strategic partnerships; however, these plans, except as described in Note 22, are not contractually committed, are subject to external factors and there can be no assurance that it will be available on acceptable terms, or at all. These conditions indicate the existence of material uncertainties that may cast substantial doubt on the Company’s ability to continue as a going concern.

Notwithstanding these material uncertainties, the accompanying financial statements have been prepared on a going concern basis of accounting and do not include any adjustments to the carrying amounts and classification of assets and liabilities that may be necessary in the event that the Company is no longer able to continue its operations as a going concern.

The unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34 (“IAS 34”) “Interim Financial Reporting” issued by the IASB as well as the rules and regulations of the U.S. Securities and Exchange Commission, and have been prepared under the assumption the Group operates on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.